Insurance Proceeds (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Insurance Proceeds
Deductible period under business interruption insurance		14 days
Loss of hire insurance payments recorded as a component of total revenues		$ 11,450
Net vessel operating expense		$ 72,114	$ 61,005	$ 60,129
Maximum
Insurance Proceeds
Deductible period under business interruption insurance		180 days
Windsor Knutsen [Member]
Insurance Proceeds
Deductible period under business interruption insurance	14 days		14 days
Loss of hire insurance payments recorded as a component of total revenues		$ 8,700
Amount of claimed and received payments		4,100
Windsor Knutsen [Member] | Maximum
Insurance Proceeds
Deductible period under business interruption insurance	180 days		180 days
Tove Knutsen [Member]
Insurance Proceeds
Loss of hire insurance payments recorded as a component of total revenues		1,500
Amount of claimed and received payments		100
Amount claimed for insurance		100
Bodil Knutsen [Member]
Insurance Proceeds
Amount of claimed and received payments		100
Tordis Knutsen [Member]
Insurance Proceeds
Amount of claimed and received payments		$ 1,200